Leases - Summary of Right-of-use assets and Lease Liabilities (Details) - EUR (€) € in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Sep. 30, 2021	Apr. 30, 2021	Sep. 30, 2023	Sep. 30, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance			€ 113,522
Depreciation	€ (9,923)	€ (14,719)	(33,266)	€ (27,743)
Right-of-use assets, ending balance			122,984	113,522
Lease liabilities
Lease liabilities, beginning balance			116,482	100,233
Additions			48,414	31,690
Lease payments			(34,517)	(27,823)
Interest	861	594	5,721	2,417
Impact of foreign currency translation			(6,041)	9,965
Lease liabilities, ending balance	100,233		130,059	116,482
Accumulated Depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets accumulated depreciation, beginning balance			(35,799)	(9,317)
Additions accumulated depreciation				(27,743)
Depreciation			(33,266)
Derecognition on termination			8,024	3,333
Impact of foreign currency translation			1,454	(2,072)
Right of use assets accumulated depreciation, ending balance	(9,317)		(59,587)	(35,799)
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance			149,321	108,484
Additions			51,257	37,391
Derecognition on termination			(11,200)	(8,365)
Impact of foreign currency translation			(6,808)	11,811
Right-of-use assets, ending balance	108,484		182,570	149,321
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance			110,501
Depreciation	(9,355)	(13,971)	(32,069)	(26,490)
Right-of-use assets, ending balance			119,403	110,501
Lease liabilities
Lease liabilities, beginning balance			113,453	96,961
Additions			45,865	30,705
Lease payments			(33,361)	(26,543)
Interest			5,631	2,367
Impact of foreign currency translation			(5,141)	9,963
Lease liabilities, ending balance	96,961		126,446	113,453
Buildings | Accumulated Depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets accumulated depreciation, beginning balance			(34,628)	(8,766)
Additions accumulated depreciation				(26,490)
Depreciation			(32,069)
Derecognition on termination			7,507	2,700
Impact of foreign currency translation			1,455	(2,072)
Right of use assets accumulated depreciation, ending balance	(8,766)		(57,736)	(34,628)
Buildings | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance			145,129	104,651
Additions			49,106	35,868
Derecognition on termination			(10,288)	(7,200)
Impact of foreign currency translation			(6,808)	11,810
Right-of-use assets, ending balance	104,651		177,139	145,129
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance			3,021
Depreciation	(568)	€ (748)	(1,196)	(1,253)
Right-of-use assets, ending balance			3,581	3,021
Lease liabilities
Lease liabilities, beginning balance			3,029	3,272
Additions			2,549	985
Lease payments			(1,155)	(1,280)
Interest			90	50
Impact of foreign currency translation			(900)	2
Lease liabilities, ending balance	3,272		3,613	3,029
Vehicles | Accumulated Depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets accumulated depreciation, beginning balance			(1,171)	(551)
Additions accumulated depreciation				(1,253)
Depreciation			(1,196)
Derecognition on termination			517	633
Impact of foreign currency translation			(1)
Right of use assets accumulated depreciation, ending balance	(551)		(1,851)	(1,171)
Vehicles | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance			4,192	3,833
Additions			2,151	1,523
Derecognition on termination			(912)	(1,165)
Impact of foreign currency translation			1	1
Right-of-use assets, ending balance	€ 3,833		€ 5,431	€ 4,192